Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,688,706.75
Previously Paid Amount	0.00
Total Fee Amount	31,553.92
Total Offset Amount	0.00
Net Fee	$ 31,553.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false